Income tax - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	€ 17,616	€ 1,584	€ 444
Deferred tax assets	241,894	155,715	116,006
Net deferred tax liabilities	5,848	0	0
Unused tax losses for which no deferred tax asset recognised	911,776	609,390	459,752
Royalty certificates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	17,208	0	0
Deferred tax assets		1,427	0
Royalty certificates | France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,720
Abivax LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	€ 1,083	€ 112	€ 38